Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of antidilutive shares

Six months ended June 30,	2021	2020
Stock options	262,500	192,500
Total	262,500	192,500